Supplement to the Prospectus

And

Statement of Additional Information

dated

January 20, 2016

Supplement dated October 28, 2016

Effective October 21, 2016, Allen Goody is no longer a Portfolio Manager of the Miles Capital Alternatives Advantage Fund (the “Fund”).

Steve Stotts, CFA, Director, Alternative Markets Solutions, is the sole Portfolio Manager of the Fund and is primarily responsible for making investment decisions for the Fund.

This modifies the “Portfolio Management” section on page 5 of the Prospectus and the “Portfolio Managers” section on pages 11-12 of the Prospectus.

It also modifies the “About the Portfolio Managers” section on page 30 of the Statement of Additional Information.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated January 20, 2016 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (844) 838-2120 or visiting www.milescapitalfunds.com.